U.S. Treasury Fund
U.S.TREASURY FUND
Investment Objective
To seek current income with liquidity and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses U.S. Treasury Fund		Administrative Shares	Service Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%	0.25%			0.50%
Other Expenses		0.46%	0.46%	0.46%	0.46%	0.46%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		0.86%	0.86%	0.61%	0.61%	1.11%
Less Fee Waivers	[1]	(0.17%)	(0.47%)	(0.34%)	(0.42%)	(0.87%)
Total Annual Fund Operating Expenses After Fee Waivers		0.69%	0.39%	0.27%	0.19%	0.24%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Treasury Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Administrative Shares	70	257	460	1,045
Service Shares	40	227	431	1,017
Institutional Shares	28	161	306	730
Select Shares	19	153	299	722
Premier Shares	25	266	527	1,273

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in U.S. Treasury Obligations, some or all of which may be subject to repurchase agreements. This policy will not be changed without at least 60 days prior notice to shareholders. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

Principal Investment Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

●	Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)

[1] The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 0.00%.
Best quarter:	Worst quarter:
4Q 2006	4Q 2011
1.16%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2013. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. The performance shown for Select Class Shares for periods prior to January 2, 2007 is that of the Administrative Class Shares. In each case, when predecessor information is used, performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Service and Institutional Shares and predecessors. (Periods Ended 12/31/2013)
Average Annual Total Returns U.S. Treasury Fund	1 Year	5 Years	10 Years
Administrative Shares	none	0.03%	1.28%
Service Shares	none	0.03%	1.33%
Institutional Shares	none	0.03%	1.36%

Yield

The 7-day yield for the period ended 12/31/13 was 0.00% for Administrative Shares; 0.00% for Service Shares; and 0.00% for Institutional Shares. The Select Shares and Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Cash Management Fund
CASH MANAGEMENT FUND
Investment Objective
To seek current income with liquidity and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Cash Management Fund		Administrative Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%			0.50%
Other Expenses		0.46%	0.46%	0.46%	0.46%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		0.86%	0.61%	0.61%	1.11%
Less Fee Waivers	[1]	(0.30%)	(0.34%)	(0.42%)	(0.87%)
Total Annual Fund Operating Expenses After Fee Waivers		0.56%	0.27%	0.19%	0.24%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.07% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/ Service (12b-1) Fee paid by the Premier Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Cash Management Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Administrative Shares	57	244	447	1,033
Institutional Shares	28	161	306	730
Select Shares	19	153	299	722
Premier Shares	25	266	527	1,273

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests primarily in high-quality instruments including obligations issued by the U.S. government or its agencies or instrumentalities, commercial paper, medium-term notes, certificates of deposit, time deposits and repurchase agreements. The Fund also invests in obligations issued by banks domiciled in the U.S. and overseas. These obligations may be variable or floating rate instruments or variable rate master demand notes.

To be considered high-quality, a security must be rated in one of the two highest credit quality categories for short-term securities, or, if unrated, determined to be of comparable quality.

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may, from time to time, concentrate its investments in certain securities issued by U.S. banks and U.S. branches of foreign banks.

Principal Investment Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Banking Risk — To the extent that the Fund invests in securities issued by U.S. Banks, foreign banks or U.S. branches of foreign banks, the Fund’s performance will be susceptible to the risks associated with the financial services sector.

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls or adverse economic and political developments may affect foreign investments.

●	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

●	Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

●	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 0.01%.
Best quarter:	Worst quarter:
4Q 2006	4Q 2011
1.20%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2013. The performance of the Administrative Class before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund and Institutional Class Shares commenced operations on January 2, 2007 and Premier Class Shares commenced operations on September 17, 2012. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select Class Shares have not commenced operations as of the date of this prospectus. The performance shown for Premier Class Shares for periods prior to September 17, 2012 is that of the Administrative Class Shares. In each case, when predecessor information is used, performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Institutional and Premier Shares and predecessors. (Periods Ended 12/31/2013)
Average Annual Total Returns Cash Management Fund	1 Year	5 Years	10 Years
Administrative Shares	0.01%	0.05%	1.47%
Institutional Shares	0.01%	0.11%	1.56%
Premier Shares	0.02%	0.05%	1.47%

Yield

The 7-day yield for the period ended 12/31/13 was 0.01% for Administrative Shares; 0.01% for Institutional Shares; and 0.01% for Premier Shares. The Select Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Tax-Free Money Market Fund
TAX-FREE MONEY MARKET FUND
Investment Objective
To seek high current income exempt from federal income tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Tax-Free Money Market Fund		Administrative Shares	Institutional Shares	Select Shares	Premier Shares
Management Fees		0.15%	0.15%	0.15%	0.15%
Distribution/Service (12b-1) Fees		0.25%			0.50%
Other Expenses		0.47%	0.47%	0.47%	0.47%
Shareholder Servicing Fees		0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.88%	0.63%	0.63%	1.13%
Less Fee Waivers	[1]	(0.20%)	(0.37%)	(0.45%)	(0.90%)
Total Annual Fund Operating Expenses After Fee Waivers		0.68%	0.26%	0.18%	0.23%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administration Fee. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/ Service (12b-1) Fee paid by the Premier Class. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Tax-Free Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Administrative Shares	69	261	468	1,066
Institutional Shares	27	164	315	751
Select Shares	18	156	307	743
Premier Shares	24	270	535	1,294

Principal Investment Strategy

As a fundamental policy, the Fund invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item (which could result in alternative tax) for purposes of the federal alternative minimum tax under normal circumstances. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating ( i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

Principal Investment Risks

Although the Fund seeks to preserve the value of your investment at $1.00 per share, loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rate.

●	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 and 5 years, and since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Administrative, Institutional and Premier Shares will differ from the returns for Select Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Select Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 0.00%.
Best quarter:	Worst quarter:
2Q 2007	4Q 2013
0.89%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2013. Administrative and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the Select Class Shares, which commenced operations on April 11, 2005. The Premier Class Shares commenced operations on September 17, 2012; performance shown for prior periods is that of the Select Class. In each case, when predecessor information is used, performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Average Annual Total Returns for Administrative, Institutional, Select and Premier Shares and predecessors. (Periods Ended 12/31/2013)
Average Annual Total Returns Tax-Free Money Market Fund	1 Year	5 Years	10 Years
Administrative Shares	0.01%	0.02%	0.66%
Institutional Shares	0.01%	0.09%	0.84%
Select Shares	0.01%	0.13%	1.31%
Premier Shares	0.02%	0.13%	0.02%

Yield

The 7-day yield for the period ended 12/31/13 was 0.00% for Administrative Shares; 0.00% for Institutional Shares; 0.00% for Select Shares; and 0.00% for Premier Shares.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Short-Term Income Fund
SHORT-TERM INCOME FUND
Investment Objective
Primarily to seek income
Secondarily to seek capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Short-Term Income Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Short-Term Income Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.46%	0.61%	0.61%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.26%	1.41%	1.16%
Less Fee Waivers	[1]	(0.60%)	(0.74%)	(0.75%)
Total Annual Fund Operating Expenses After Fee Waivers		0.66%	0.67%	0.41%
[1]	The Adviser has contractually agreed to waive 0.40% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Short-Term Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	266	533	821	1,640
Investor Shares	68	373	700	1,627
Institutional Shares	42	294	566	1,342

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances, the Fund invests at least 80% of its assets in securities with an average maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a three year average maturity, then a 1% increase in interest rates would cause an estimated 3% decline in asset value of the portfolio. The Fund’s yield may decrease due to a decline in interest rates.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

●	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 1.29%.
Best quarter:	Worst quarter:
2Q 2009	4Q 2008
6.26%	-12.47%

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index. Prior to January 1, 2006, a maximum sales charge of 2.00% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 2.50%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/2013)
Average Annual Total Returns Short-Term Income Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	0.67%	7.07%	2.89%
Investor Shares Return After Taxes on Distributions	0.11%	5.94%	1.57%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.38%	5.10%	1.73%
Institutional Shares Return Before Taxes	1.04%	7.36%	3.11%
A Shares Return Before Taxes (With Load)	(1.37%)	6.66%	2.69%
A Shares Return Before Taxes (No Load)	0.69%	7.09%	2.90%
BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)	0.32%	2.98%	3.41%

Intermediate Bond Fund
INTERMEDIATE BOND FUND
Investment Objective
To seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information is available about these and other discounts from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Intermediate Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Intermediate Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.66%	0.81%	0.81%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.46%	1.61%	1.36%
Less Fee Waivers	[1]	(0.55%)	(0.69%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waivers		0.91%	0.92%	0.66%
[1]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Intermediate Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	291	600	930	1,865
Investor Shares	94	440	811	1,853
Institutional Shares	67	362	678	1,574

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments. Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

●	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 3.08%.
Best quarter:	Worst quarter:
3Q 2009	4Q 2008
6.12%	-10.13%

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Barclays U.S. Intermediate Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 3.75%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/2013)
Average Annual Total Returns Intermediate Bond Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	2.50%	9.15%	4.13%
Investor Shares Return After Taxes on Distributions	1.75%	7.68%	2.62%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	1.41%	6.61%	2.61%
Institutional Shares Return Before Taxes	2.86%	9.45%	4.37%
A Shares Return Before Taxes (With Load)	0.46%	8.76%	3.95%
A Shares Return Before Taxes (No Load)	2.53%	9.19%	4.15%
Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	(1.02%)	4.18%	4.31%

Bond Fund
BOND FUND
Investment Objective
To seek total return.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.53%	0.68%	0.68%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.33%	1.48%	1.23%
Less Fee Waivers	[1]	(0.55%)	(0.70%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waivers		0.78%	0.78%	0.53%
[1]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return and each year that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	278	560	863	1,722
Investor Shares	80	399	741	1,708
Institutional Shares	54	321	608	1,427

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

In addition to the securities described above, the Fund may invest in other debt securities.

Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

●	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 3.38%.
Best quarter:	Worst quarter:
3Q 2009	4Q 2008
6.55%	(6.50)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Barclays U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 3.00% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 3.75%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/13)
Average Annual Total Returns Bond Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	(0.58%)	8.27%	4.27%
Investor Shares Return After Taxes on Distributions	(1.56%)	6.73%	2.66%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.32%)	5.88%	2.68%
Institutional Shares Return Before Taxes	(0.33%)	8.54%	4.48%
A Shares Return Before Taxes (With Load)	(2.40%)	7.87%	4.07%
A Shares Return Before Taxes (No Load)	(0.37%)	8.31%	4.29%
Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	(2.02%)	4.44%	4.55%

Intermediate Tax-Free Bond Fund
INTERMEDIATE TAX-FREE BOND FUND
Investment Objective
To seek current income, consistent with the preservation of capital, that is exempt from federal income taxes.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Intermediate Tax-Free Bond Fund	A Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	2.00%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Intermediate Tax-Free Bond Fund		A Shares	Investor Shares	Institutional Shares
Management Fees		0.55%	0.55%	0.55%
Distribution/Service (12b-1) Fees		0.25%	0.25%
Other Expenses		0.48%	0.63%	0.63%
Shareholder Servicing Fees		0.10%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.28%	1.43%	1.18%
Less Fee Waivers	[1]	(0.55%)	(0.69%)	(0.70%)
Total Annual Fund Operating Expenses After Fee Waivers		0.73%	0.74%	0.48%
[1]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Intermediate Tax-Free Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	273	544	836	1,667
Investor Shares	76	384	716	1,654
Institutional Shares	49	305	581	1,369

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”), or of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests in municipal securities which are within the three highest rating categories assigned by NRSRO, in the case of bonds; rated within the highest ratings category assigned by an NRSRO, in the case of notes; rated in the highest ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund, under normal circumstances, invests at least 80% of its assets in tax-free bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

In managing the portfolio, the portfolio management team uses a “top down” investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

In addition to the securities described above, the Fund may invest in other debt securities.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

●	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●	Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 3.75%.
Best quarter:	Worst quarter:
3Q 2009	1Q 2010
4.87%	(3.78)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Barclays U.S. Municipal Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 3.75%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/13)
Average Annual Total Returns Intermediate Tax-Free Bond Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	(1.70%)	3.89%	3.39%
Investor Shares Return After Taxes on Distributions	(1.76%)	3.86%	3.35%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	0.24%	3.68%	3.33%
Institutional Shares Return Before Taxes	(1.44%)	4.16%	3.61%
A Shares Return Before Taxes (With Load)	(3.67%)	3.61%	3.25%
A Shares Return Before Taxes (No Load)	(1.69%)	4.03%	3.46%
Barclays U.S. Municipal Bond Index (reflects no deduction for expenses, fees or taxes)	(2.55%)	5.89%	4.29%

Balanced Fund
BALANCED FUND
Investment Objective
To seek capital appreciation and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balanced Fund	A Shares		C Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Balanced Fund		A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees		0.74%	0.74%	0.74%	0.74%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses		0.53%	0.68%	0.68%	0.68%
Shareholder Servicing Fees		0.10%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses		0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.57%	2.47%	1.72%	1.47%
Less Fee Waivers	[1]	(0.59%)	(0.74%)	(0.74%)	(0.74%)
Total Annual Fund Operating Expenses After Fee Waivers		0.98%	1.73%	0.98%	0.73%
[1]	The Adviser has contractually agreed to waive 0.39% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	446	773	1,121	2,104
C Shares	176	699	1,249	2,750
Investor Shares	100	470	864	1,969
Institutional Shares	75	392	732	1,694

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, the Fund normally invests between 50% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

The equity portion of the Fund primarily consists of large capitalization, mid capitalization and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $10 billion. Mid capitalization stocks include U.S. companies with a market capitalization between $2.5 and $10 billion at the time of purchase. Small capitalization stocks include small U.S. companies having an average market capitalization below $2.5 billion at the time of purchase.

As its primary strategy, the portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

The portfolio management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange-traded funds.

The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities, collateralized mortgage obligations and municipal bonds.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interests of the Fund’s shareholders to continue to hold the security.

The portion of the Fund’s assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment.

In addition to the securities described above, the Fund may invest in other equity and debt securities. For example, the Fund may invest in foreign securities, including emerging market securities.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Emerging Markets Risk — Emerging market securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. The economies of emerging market countries may be more dependent on relatively few industries. Securities markets, exchanges and legal and accounting systems in these countries are generally less developed and can be more volatile. The governments may also be more unstable.

●	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls or adverse economic and political developments may affect foreign investments.

●	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

●	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

●	Mortgage Market Risk — The mortgage market in the United States has experienced difficulties that may adversely affect the performance and market value of certain of the Fund’s mortgage-related investments.

●	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

●	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

●	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 4.92%.
Best quarter:	Worst quarter:
2Q 2009	4Q 2008
12.13%	(14.85)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Russell 1000® Index and the Barclays U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. The A Shares, which impose a maximum sales charge of 3.50%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 5.50%. Institutional Shares were not in existence before December 30, 2005. The C Shares have not completed a full year of operations, so no performance information is presented for C Shares. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. The Russell 1000® Index is presented to show how the Fund’s performance compares to an index of equity funds, while the Barclays U.S. Aggregate Bond Index shows how the Fund’s performance compares to an index of bond funds.

Average Annual Total Returns (Periods Ended 12/31/13)
Average Annual Total Returns Balanced Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	14.52%	12.66%	6.07%
Investor Shares Return After Taxes on Distributions	12.21%	11.59%	4.79%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	9.51%	9.94%	4.60%
Institutional Shares Return Before Taxes	14.86%	12.94%	6.32%
A Shares Return Before Taxes (With Load)	10.41%	11.85%	5.68%
A Shares Return Before Taxes (No Load)	14.41%	12.64%	6.06%
Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)	(2.02%)	4.44%	4.55%
Russell 1000 Index (reflects no deduction for expenses, fees or taxes)	33.11%	18.59%	7.78%

U.S. Large Cap Equity Fund
U.S. LARGE CAP EQUITY FUND
Investment Objective
To seek growth of capital
secondarily, income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment).
Shareholder Fees U.S. Large Cap Equity Fund	A Shares		C Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses U.S. Large Cap Equity Fund		A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees		0.69%	0.69%	0.69%	0.69%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses		0.47%	0.62%	0.62%	0.62%
Shareholder Servicing Fees		0.10%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		1.41%	2.31%	1.56%	1.31%
Less Fee Waivers	[1]	(0.49%)	(0.64%)	(0.64%)	(0.64%)
Total Annual Fund Operating Expenses After Fee Waivers		0.92%	1.67%	0.92%	0.67%
[1]	The Adviser has contractually agreed to waive 0.29% of its Management Fees. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. Large Cap Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	441	734	1,049	1,941
C Shares	170	660	1,177	2,596
Investor Shares	94	430	789	1,802
Institutional Shares	68	352	657	1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

The Fund invests at least 80% of its assets in a universe of equity securities of large U.S. companies having an average market capitalization in excess of $10 billion at the time of purchase.

The portfolio management team of the Fund seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, defensible business models and limited exposure to cyclical earnings.

In pursuing the investment strategy, the portfolio management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. These practices are expected to reduce, but not eliminate, taxable distributions.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was 5.74%.
Best quarter:	Worst quarter:
2Q 2009	4Q 2008
16.83%	(23.25)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the Russell 1000® Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. The A Shares, which impose a maximum sales charge of 3.50%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 5.50%. The C Shares have not completed a full year of operations, so no performance information is presented for C Shares. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods prior to December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/13)
Average Annual Total Returns U.S. Large Cap Equity Fund	1 Year	5 Years	10 Years
Investor Shares Return Before Taxes	31.69%	15.72%	7.63%
Investor Shares Return After Taxes on Distributions	28.12%	14.99%	7.24%
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	20.79%	12.72%	6.21%
Institutional Shares Return Before Taxes	32.06%	16.02%	7.85%
A Shares Return Before Taxes (With Load)	27.03%	14.91%	7.25%
A Shares Return Before Taxes (No Load)	31.66%	15.74%	7.64%
Russell 1000 Index (reflects no deduction for expenses, fees or taxes)	33.11%	18.59%	7.78%

Opportunistic Fund
OPPORTUNISTIC FUND
Investment Objective
Opportunistically investing to generate positive investment returns.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Opportunistic Fund	A Shares		C Shares		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses Opportunistic Fund		A Shares	C Shares	Investor Shares	Institutional Shares
Management Fees		1.35%	1.35%	1.35%	1.35%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses		0.73%	0.88%	0.88%	0.88%
Shareholder Servicing Fees		0.10%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[1]	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses		2.47%	3.37%	2.62%	2.37%
Less Fee Waivers	[2]	(0.56%)	(0.71%)	(0.66%)	(0.71%)
Total Annual Fund Operating Expenses After Fee Waivers		1.91%	2.66%	1.96%	1.66%
[1]	Acquired Fund Fees and Expenses have been restated to reflect the fact that a security that bore an expense ratio of 8% has been sold and there is no expectation of holding such security in the future.
[2]	The Adviser has contractually agreed to waive or assume certain expenses so that the common expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.52%, plus class-specific fees, until December 31, 2015. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may be terminated or modified with the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Opportunistic Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A Shares	537	1,041	1,571	3,017
C Shares	269	970	1,694	3,610
Investor Shares	199	752	1,331	2,905
Institutional Shares	169	672	1,201	2,652

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market. The Fund opportunistically selects investments where it believes value is not fully recognized by the market.

The Fund may invest in equity securities of issuers of any market capitalization, including convertible and private placement/restricted securities. It may hold all or a portion of its assets in U.S. Treasury Obligations, cash or short-term fixed income or money market securities. The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs.

The Fund may from time to time invest in fixed income securities of any credit quality and maturity.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

●	Issuer Specific Risk — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

●	Leverage Risk — The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

●	Limited Number of Holdings — As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

●	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

●	Portfolio Turnover Risk — A Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from a Fund’s performance.

●	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Annual Total Returns for Investor Shares (Periods Ended 12/31)

[1]The performance information shown above is based on a calendar year. The Fund’s total return from 1/1/14 to 9/30/14 was -0.57%.
Best quarter:	Worst quarter:
1Q 2012	2Q 2012
11.50%	(2.10)%

This table compares the Fund’s average annual total returns for periods ended December 31, 2013 to those of the S&P 500 Index and the HFRX Equity Hedge Index. The A Shares impose a maximum sales charge of 3.50%. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 5.50%. The C Shares have not completed a full year of operations, so no performance information is presented for C Shares. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Average Annual Total Returns (Periods Ended 12/31/13)
Average Annual Total Returns Opportunistic Fund	1 Year	Since Inception	Inception Date
Investor Shares Return Before Taxes	24.22%	19.10%	Sep. 01, 2011
Investor Shares Return After Taxes on Distributions	21.75%	17.47%	Sep. 01, 2011
Investor Shares Return After Taxes on Distributions and Sale of Fund Shares	13.90%	14.34%	Sep. 01, 2011
Institutional Shares Return Before Taxes	24.87%	19.54%	Sep. 01, 2011
A Shares Return Before Taxes (With Load)	20.24%	17.47%	Sep. 01, 2011
A Shares Return Before Taxes (No Load)	24.61%	19.27%	Sep. 01, 2011
S&P 500 Index (reflects no deduction for expenses, fees or taxes)	32.39%	22.83%	Sep. 01, 2011
HFRX Equity Hedge Index (reflects no deduction for expenses, fees or taxes)	11.59%	4.23%	Sep. 01, 2011

World Energy Fund
WORLD ENERGY FUND
Investment Objective
To seek growth and income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information on these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees World Energy Fund	Class A		Class C		Investor Shares	Institutional Shares
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	3.50%		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	1.00%	[1]	1.00%	[1]	none	none
[1]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Annual Fund Operating Expenses World Energy Fund		Class A	Class C	Investor Shares	Institutional Shares
Management Fees		0.70%	0.70%	0.70%	0.70%
Distribution/Service (12b-1) Fees		0.25%	1.00%	0.25%
Other Expenses		0.41%	0.56%	0.56%	0.56%
Shareholder Servicing Fees		0.10%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		1.38%	2.28%	1.53%	1.28%
Less Fee Waivers	[1]	(0.30%)	(0.45%)	(0.45%)	(0.45%)
Total Annual Fund Operating Expenses After Fee Waivers		1.08%	1.83%	1.08%	0.83%
[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees and to waive or assume certain expenses so that expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.15%, plus class-specific fees, until December 31, 2015. The Administrator has contractually agreed to waive 0.10% of its Administrator Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through December 31, 2015 and may only be terminated or modified with the approval of the Fund's Board of Trustees.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because it has not yet completed a full calendar year of operations, no turnover information is presented for the Fund at this time.

Expense Example World Energy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	456	743	1,051	1,924
Class C	186	669	1,179	2,581
Investor Shares	110	439	792	1,785
Institutional Shares	85	361	659	1,506

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because it has not yet completed a full calendar year of operations, no turnover information is presented for the Fund at this time.

Principal Investment Strategy

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets in a wide range of energy-related financial instruments issued in the U.S. and markets around the world. Energy-related financial instruments may include foreign and domestic securities of issuers that derive more than fifty percent of their assets, revenue or income from activities related to the exploration, extraction, mining, research, development, conservation, refinement, production, transfer, transmission, and transportation of conventional, alternative, renewable and sustainable energy sources, utilities, petrochemicals, plastics, and suppliers and servicers to such industries. Investments typically include a combination of common stock, bonds and exchange traded funds (“ETFs”) but may also include other asset types that are related to energy industry activities. The Fund may also seek to increase the return of the Fund and to hedge (or protect) the value of its assets by investing in derivative instruments, including options, futures and indexed securities. The Fund may also seek to provide exposure to the investment returns of commodities through investment in commodity-linked derivative instruments, commodity futures, options on commodity future contracts, and investment vehicles that focus on commodities such as ETFs that invest in commodities, commodity options and futures.

The Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund. The Fund may engage in active and frequent trading.

Under normal market conditions, the Fund will invest at least 40%, but may invest up to 100%, of its net assets in the securities of issuers organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will consider an issuer to be doing a substantial amount of business outside the U.S. if it derives more than fifty percent of its assets, revenue or income outside of the U.S. or is an international focused ETF. Under normal market conditions, the Fund invests in issuers from at least three different countries. The Investment Adviser invests the Fund’s assets based on its judgment about issuers, risk, prices of securities, market conditions and other economic factors in the U.S. and around the world.

The Fund may invest in long and short positions in securities of issuers of any market capitalization, emerging market securities, American depository receipts (“ADRs”), European depository receipts, (“EDRs”), global depository receipts (“GDRs”), and master limited partnerships (“MLPs”). The Fund may also invest in pooled investment vehicles, including other registered investment companies and ETFs, including leveraged and inverse ETFs.

The Fund may invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers. These securities can be rated below investment grade (i.e. “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default. Fixed income investments may include foreign and domestic sovereign issued securities.

Principal Investment Risks

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

●	Commodity Risk – The Fund’s exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Investments in commodity futures may be more volatile then the price of the underlying commodity.

●	Concentration Risk – The Fund’s concentration in energy-related industry securities may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. A downturn in the energy sectors would have a larger impact on the World Energy Fund than on a fund that does not concentrate in these industries. Energy sector securities can be significantly affected by events related to political developments, energy conservation, commodity prices, and tax and government regulations. The performance of securities in the Fund may, at times, lag the performance of companies in other sectors or the broader market as a whole.

●	Credit Enhancement Risk – Credit enhancement risk involves the possibility that a “credit enhancer,” such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund’s investments.

●	Credit Risk – Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

●	Currency Risk – The potential risk of loss from unfavorable changes in the exchange rates between the U.S. dollar and foreign currencies. Funds that invest directly in foreign currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

●	Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

●	Derivatives Risk – The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s investments in commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting the energy industry or energy commodities.

●	Emerging Markets Risk – Emerging market securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. The economies of emerging market countries may be more dependent on relatively few industries. Securities markets, exchanges and legal and accounting systems in these countries are generally less developed and can be more volatile. The governments may also be more unstable.

●	Energy Industry Risk – Investment risks associated with investing in energy securities include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental regulation, changes in environmental regulation, energy conservation, demand for energy resources, fluctuations in energy prices, exploration and production spending, technological developments, depletion of resources, import controls, weather, world events and economic conditions.

●	Exchange Traded Fund (ETF) Risk – The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity’s return.

●	Foreign Investment Risk – The risk associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

●	High Yield Securities Risk – Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involve substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

●	Income Risk – The Fund’s yield may decrease due to a decline in interest rates.

●	Interest Rate Risk – The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

●	Issuer Specific Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

●	Leverage Risk – The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

●	Limited Number of Holdings Risk – As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

●	Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

●	Management Risk – There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

●	Market Risk – The market value of a security may move up and down, sometimes rapidly and unpredictably.

●	Master Limited Partnership Risk – The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

●	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

●	Portfolio Turnover Risk – Active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

●	Regulatory Risk – The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

●	Short Sale Risk – Short sales expose the Fund to the risk that it will be required to cover its short position at a disadvantageous price. Selling securities short can represent a form of leverage, which may increase the volatility of returns and exaggerate losses.

●	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments.

●	Valuation Risk – The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

Because it has not yet completed a full calendar year of operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information may be obtained on the Fund’s website www. cavanalhillfunds.com or by calling 1-800-762-7085.